Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of undistributed earnings	$ (28,671)	$ (35,801)	$ (62,211)	$ (80,278)	$ (168,723)	$ (32,409)	$ (162,745)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (28,671)	$ (35,801)	$ (62,211)	$ (80,278)	$ (168,723)	$ (32,409)	$ (162,745)
Denominator:
Weighted-average common shares outstanding - basic	204,895,341	199,399,356	203,737,044	199,200,909	199,848,386	173,810,053	6,056,574
Weighted-average common shares outstanding - diluted	204,895,341	199,399,356	203,737,044	199,200,909	199,848,386	173,810,053	6,056,574
Basic loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)	$ (26.87)
Diluted loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)	$ (26.87)
Class A Common Stock
Numerator:
Allocation of undistributed earnings	$ (24,973)	$ (31,056)	$ (54,142)	$ (69,628)	$ (146,412)	$ (28,048)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (24,973)	$ (31,056)	$ (54,142)	$ (69,628)	$ (146,412)	$ (28,048)
Denominator:
Weighted-average common shares outstanding - basic	178,468,404	172,972,419	177,310,107	172,773,972	173,421,449	150,424,024
Weighted-average common shares outstanding - diluted	178,468,404	172,972,419	177,310,107	172,773,972	173,421,449	150,424,024
Basic loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)
Diluted loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)
Class B Common Stock
Numerator:
Allocation of undistributed earnings	$ (3,698)	$ (4,745)	$ (8,069)	$ (10,650)	$ (22,311)	$ (4,361)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (3,698)	$ (4,745)	$ (8,069)	$ (10,650)	$ (22,311)	$ (4,361)
Denominator:
Weighted-average common shares outstanding - basic	26,426,937	26,426,937	26,426,937	26,426,937	26,426,937	23,386,029
Weighted-average common shares outstanding - diluted	26,426,937	26,426,937	26,426,937	26,426,937	26,426,937	23,386,029
Basic loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)
Diluted loss per share	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)